Montgomery, McCracken, Walker & Rhoads, llp

attorneys at law

123 South Broad Street

Avenue of the Arts

Philadelphia, PA 19109-1029

215-772-1500

Fax 215-772-7620

February 29, 2012

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund, Inc.
1933 Act Registration No. 002-74436
1940 Act Registration No. 811-03287

Ladies and Gentlemen:

On behalf of New Alternatives Fund, Inc. (the “Fund”), attached herewith for filing pursuant to paragraph (a) (1) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 35 to the Fund’s Registration Statement on Form N-1A (“PEA No. 35”). PEA No. 35 is being filed to disclose new underwriting arrangements with respect to the Fund.

BNY Mellon Distributors LLC, formerly known as “BNY Mellon Distributors, Inc.” (“BNY Mellon Distributors”) currently serves as the Fund’s principal underwriter for the limited purpose of acting as a statutory underwriter to facilitate the distribution of the Fund’s shares. BNY Mellon Distributors and the Fund are parties to an Underwriting Agreement effective as of July 1, 2011 (the “Existing Underwriting Agreement”). On November 28, 2011, The Bank of New York Mellon Corporation announced the sale of BNY Mellon Distributors to Foreside Distributors, LLC (the “Transaction”). Subject to the necessary governmental and regulatory approvals, the Transaction is expected to close during the first half of 2012. At the time of the Transaction, it is expected that “BNY Mellon Distributors LLC” will change its name to “Foreside Funds Distributors LLC.”

The Transaction will constitute a “change of control” of BNY Mellon Distributors and, therefore, an “assignment” as such term is defined under the Investment Company Act of 1940, as amended (“1940 Act”). Consistent with Section 15 of the 1940 Act, the Existing Underwriting Agreement will terminate automatically in the event of its “assignment” as defined in the 1940 Act. Accordingly, at a meeting of the Board of Directors of the Fund held on

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A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA

LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER

U. S. Securities and Exchange Commission

February 29, 2012

January 27, 2012, the Board approved a new underwriting agreement (the “New Underwriting Agreement”) between the Fund and Foreside Funds Distributors LLC to commence at the effective time of the Transaction. The New Underwriting Agreement will be on the same terms and conditions as the Existing Underwriting Agreement, including the provisions for fees.

On or before the effective date of PEA No. 35, the Fund shall file a new post-effective amendment to its Registration Statement on Form N-1A pursuant to paragraph (b) of Rule 485 under the 1933 Act to: (i) incorporate by reference the audited financial information for the Fund for its most recent fiscal year ended December 31, 2011; (ii) add appropriate exhibits and consents (if any); and (iii) respond to any material comments from the Commission.

Questions concerning PEA No. 35 may be directed to Terrance James Reilly at (215) 772-7318.

Very truly yours,

/s/ TERRANCE JAMES REILLY
Terrance James Reilly

cc:	Genève McCoy
David J. Schoenwald
Bonnie M. Scott

Enclosure